EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share [text block]
For the years

ended December

31,
2019 2020 2021
Result

attributable

to equity

owners

of the Company
Atento’s

(loss) attributable

to equity

owners of the

parent (in thousands

of U.S.
dollars) (81,306) (46,880) (92,950)
Weighted

average

number of

ordinary shares
(*) (1) 14,446,297 14,082,904 14,062,191
Basic earnings/(loss)

per share

(in U.S.

dollars)
(*)
(5.63) (3.33) (6.61)
For the years

ended December

31,
2019 2020 2021
Result

attributable

to equity

owners

of the Company
Atento’s

profit/(loss)

attributable

to equity owners

of the parent

(in thousands

of
U.S. dollars) (81,306) (46,880) (92,950)
Adjusted

weighted average

number of ordinary

shares
(*)

(1)
14,446,297 14,082,904 14,062,191
Diluted

earnings/(loss) per

share (in U.S.

dollars)
(*) (1) (5.63) (3.33) (6.61)
29) EARNINGS/(LOSS)

PER SHARE

Basic

earnings/(loss)

per share

is calculated

by

dividing

the

profit/(loss)

attributable

to

equity

owners

of the

Company

by the

weighted
average

number of ordinary

shares outstanding

during the periods

as demonstrated

below:
(*)

As a consequence of the reverse share split

occurred on July

28, 2020 as described

in Note 19, weighted average number of

ordinary shares was

calculated by applying the

ratio
of conversion of 5.027090466672970

into the previous

weighted

average number of

ordinary shares outstanding.
Diluted results

per share

are calculated by

adjusting the weighted

average

number of ordinary

shares outstanding

to reflect the conversion
of all

dilutive

ordinary

shares. The

weighted average

number of

ordinary

shares outstanding

used to

calculate

both basic

and diluted

net

loss

per
share attributable

to common stockholders

is the same.

The losses

in the periods presented

are anti-dilutive.
(*)
As a consequence of the

reverse share

split occurred

on July 28,

2020 as

described

in Note 19, adjusted

weighted average

number

of ordinary

shares was

calculated by applying
the ratio of conversion of 5.027090466672970

into the previous

weighted average number

of ordinary

shares outstanding.
(1)
As of December 31, 2020 and 2021, potential

ordinary shares

of
1,729,548

and 6,958,751

respectively, relating

to the stock option plan

were excluded

from the calculation

of
diluted loss per share as

the losses in the

years are anti-dilutive.